Earnings Per Share	6 Months Ended
Feb. 29, 2020
Earnings Per Share [Abstract]
Earnings Per Share

10. EARNINGS PER SHARE

Earnings per share calculations are as follows:

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Numerator for basic and diluted earnings per share ($)
Net income	167	154	329	339
Deduct: dividends on Preferred Shares	(2)	(2)	(4)	(4)
Net income attributable to common shareholders	165	152	325	335
Denominator (millions of shares)
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	516	510	517	509
Effect of dilutive securities (1)	-	-	-	-
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	516	510	517	509
Basic earnings per share ($)
Basic and diluted	0.32	0.30	0.63	0.66
(1)	The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the three and six months ended February 29, 2020, 5,852,922 (February 28, 2019 – 6,232,339) and 5,719,981 (February 28, 2019 - 6,592,503) options were excluded from the diluted earnings per share calculation, respectively.